Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Other income and expenses
Government grants	€ 535	€ 363	€ 1,940	€ 1,833
Income from the reversal of provisions				89
Gain on disposal of property, plant and equipment		532		532
Others	144	40	485	169
Total other operating income	€ 679	€ 935	€ 2,425	€ 2,623